Goodwill and Intangible Assets (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Goodwill And Intangible Assets [Line Items]
Goodwill, Beginning Balance	146	150
Amortization, Goodwill
Foreign exchange impact, Goodwill	10	(4)
Goodwill, Ending Balance	150	146
Cost, Beginning Balance	24	50
Foreign exchange adjustment for finite lived intangible assets
Cost, Ending Balance	22	24
Intangible assets Accumulated amortization, Beginning Balance	(9)	(8)
Amortization of intangible assets	(1)	(1)
Foreign exchange adjustment for finite lived intangible assets
Intangible assets Accumulated amortization, Ending Balance	(10)	(9)
Finite-Lived Intangible Assets, Net, Total	15	42
Amortization of intangible assets	(1)	(1)
Foreign exchange adjustment for finite lived intangible assets
Finite-Lived Intangible Assets, Net, Total	12	15
Options
Schedule Of Goodwill And Intangible Assets [Line Items]
Impairment of finite lived intangible assets		(26)
Impairment of finite lived intangible assets		(26)
Railroad Transportation Equipment
Schedule Of Goodwill And Intangible Assets [Line Items]
Impairment of finite lived intangible assets	(2)
Impairment of finite lived intangible assets	(2)